GENERAL AND ADMINISTRATION (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Salaries and benefits	$ 3,660	$ 4,280	$ 6,986	$ 8,826	$ 13,354		$ 15,238
Office and administration	1,280	651	2,466	1,279	3,319		4,167
Professional fees	1,573	1,579	3,807	2,975	6,985		10,295
Share based compensation	3,323	297	4,873	713	1,652		1,522
Rent	397	305	657	770	1,700		1,692
Other	373	152	559	821	2,818		2,065
Total	$ 10,606	$ 7,264	$ 19,348	$ 15,384	$ 29,828	[1]	$ 34,979

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.